CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2019	May 31, 2018	Aug. 31, 2018	Aug. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (23,095)	$ (80,453)	$ (86,846)	$ (8,430)
Adjustments to reconcile net loss to net cash used in operating activities:
Beneficial conversion feature	0	27,954	27,954	0
Changes In:
Accounts Payable	(11,688)	13,106	9,102	1,251
Accounts Payable - Related Party	(6,200)	5,200	6,200	0
Accrued Interest	5,235	5,235	6,999	6,999
Accrued Interest - Related Party	2,592	332	857	0
Net Cash Used in Operating Activities	(33,156)	(28,626)	(35,734)	(180)
CASH FLOWS FROM FINANCING
Proceeds from Advances - Related Party	0	600
Proceeds from Note Payable - Related Party	28,504	27,954	35,554	0
Net Cash Provided by Financing Activities	28,504	28,554	35,554	0
Net (Decrease) Increase in Cash	(4,652)	(72)	(180)	(180)
Cash at Beginning of Period	4,652	4,832	4,832	5,012
Cash at End of Period	0	4,760	4,652	4,832
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for: Interest	0	0	0	0
Cash paid during the year for: Franchise Taxes	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
130,000,000 shares of common stock were issued in exchange for a debt conversion of $13,000 due to a related party.			$ 13,000	$ 0
Gain on Debt Cancellation	$ 10,000	$ 0